UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-04692

Emerging Markets Growth Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Courtney R. Taylor

Emerging Markets Growth Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Emerging Markets Growth FundSM
Investment portfolio
March 31, 2018
unaudited
Common stocks 95.38% Asia-Pacific 63.96% China 25.54%	Shares	Value (000)
Alibaba Group Holding Ltd. (ADR)[1]	530,480	$97,364
Brilliance China Automotive Holdings Ltd.[2]	2,006,000	4,219
China Everbright International Ltd.[2]	1,320,000	1,864
China International Capital Corp. Ltd., Class H2	9,969,600	20,191
China Merchants Bank Co., Ltd., Class H2	6,057,500	25,127
China Overseas Grand Oceans Group, Ltd.[2]	3,731,250	1,829
China Overseas Land & Investment Ltd.[2]	19,213,950	67,542
China Pacific Insurance (Group) Co., Ltd., Class H2	8,879,400	40,210
China Resources Land Ltd.[2]	12,255,181	45,155
China Unicom (Hong Kong) Ltd.[1,2]	3,482,000	4,439
Ctrip.com International, Ltd. (ADR)[1]	889,517	41,469
Haitian International Holdings Ltd.[2]	1,381,803	4,202
Hengan International Group Co. Ltd.[2]	399,500	3,723
Hutchison China MediTech Ltd.[2]	2,818	159
Hutchison China MediTech Ltd. (ADR)	277,067	8,190
IMAX China Holding, Inc.[2]	3,199,488	10,184
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	4,452,205	20,160
JD.com, Inc., Class A (ADR)	16,718	677
Jiangsu Hengrui Medicine Co., Ltd.	4,151,766	57,416
Longfor Properties Co. Ltd.[2]	16,334,613	50,443
Midea Group Co., Ltd., Class A	1,230,389	10,664
NetEase, Inc. (ADR)	24,582	6,893
Noah Holdings Ltd., Class A (ADR)	352,400	16,637
Ping An Insurance (Group) Co. of China, Ltd., Class H2	3,833,000	39,438
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. Class H2	6,286,094	39,096
Shanghai Pharmaceutical (Group) Co., Ltd., Class H2	5,016,800	13,509
Shenzhen Inovance Technology Co., Ltd., Class A	1,969,841	11,071
Tencent Holdings Ltd.[2]	1,158,300	61,655
		703,526
Hong Kong 7.42%
AIA Group Ltd.[2]	8,121,800	69,331
Galaxy Entertainment Group Ltd.[2]	6,209,000	56,913
Goodbaby International Holdings Ltd.[2]	3,764,000	2,591
MGM China Holdings, Ltd.[2]	2,466,000	6,442
Minth Group Ltd.[2]	637,369	2,922
NagaCorp Ltd.[2]	5,488,000	5,705
Sands China Ltd.[2]	1,523,200	8,271
WH Group Limited[2]	2,956,455	3,178
Wynn Macau, Ltd.[2]	9,931,416	36,419
Xin Point Holdings Ltd.[2]	17,775,000	12,770
		204,542
Emerging Markets Growth Fund — Page 1 of 10

unaudited
Common stocks Asia-Pacific (continued) India 10.80%	Shares	Value (000)
Bharti Airtel Ltd.[2]	5,420,140	$33,485
CRISIL Ltd.[2]	91,272	2,650
Godrej Consumer Products Ltd.[2]	1,149,833	19,498
HDFC Bank Ltd.[2]	849,822	25,222
HDFC Bank Ltd. (ADR)	200	20
Housing Development Finance Corp. Ltd.[2]	1,887,556	53,089
ICICI Bank Ltd.[2]	8,388,766	36,046
ICICI Bank Ltd. (ADR)	2,445,770	21,645
IDFC Bank Ltd.[2]	5,424,427	3,958
IndusInd Bank Ltd.[2]	1,117,558	31,005
Info Edge (India) Ltd.[2]	542,141	9,788
ITC Ltd.[2]	631,861	2,495
Kotak Mahindra Bank Ltd.[2]	620,520	10,064
Maruti Suzuki India Ltd.[2]	51,328	7,012
Nestlé India Ltd.[2]	24,666	3,118
Oracle Financial Services Software Ltd.[2]	9,803	566
Piramal Enterprises Ltd.[2]	217,566	8,161
Quess Corp Ltd.[2]	230,949	3,646
Steel Authority of India Ltd.[2]	3,535,322	3,839
Tata Steel Ltd.[2]	1,217,166	10,734
TeamLease Services Ltd.[2]	267,642	9,196
Torrent Power Ltd.[2]	666,187	2,363
		297,600
Indonesia 5.08%
Astra International Tbk PT2	48,419,700	25,793
Bank Central Asia Tbk PT2	11,535,800	19,586
Bank Mandiri (Persero) Tbk PT, Series B2	21,893,708	12,245
Bank Rakyat Indonesia (Persero) Tbk PT1,2	58,556,000	15,369
Elang Mahkota Teknologi Tbk PT2	44,422,400	27,668
Matahari Department Store Tbk PT2	22,843,700	18,258
PT Surya Citra Media Tbk[2]	92,624,500	18,316
Semen Indonesia (Persero) Tbk PT2	3,776,400	2,846
		140,081
Malaysia 0.14%
Bumi Armada Bhd.	17,705,088	3,822
Philippines 2.70%
Ayala Corp.[2]	694,340	12,695
Bank of the Philippine Islands[2]	6,952,879	15,662
Bloomberry Resorts Corp.[1,2]	62,968,800	17,353
International Container Terminal Services, Inc.[2]	11,363,408	21,830
SM Investments Corp.[2]	46,620	825
Universal Robina Corp.[2]	2,018,593	5,893
		74,258
Singapore 0.73%
Yoma Strategic Holdings Ltd.[2]	61,477,805	20,009
Emerging Markets Growth Fund — Page 2 of 10

unaudited
Common stocks Asia-Pacific (continued) South Korea 5.06%	Shares	Value (000)
Hyundai Motor Co.	98,434	$13,252
NAVER Corp.	483	359
Samsung Electronics Co., Ltd.	42,543	98,225
Samsung Electronics Co., Ltd. (GDR)[2,3]	18,002	20,675
Samsung Electronics Co., Ltd., nonvoting preferred	846	1,619
Shinhan Financial Group Co., Ltd.	122,820	5,266
		139,396
Taiwan 6.13%
Catcher Technology Co., Ltd.	880,000	10,745
CTCI Corp.	5,613,100	9,327
Delta Electronics, Inc.	99,521	445
E.SUN Financial Holding Co., Ltd.	395,262	265
MediaTek Inc.	3,064,000	35,782
Taiwan Semiconductor Manufacturing Co., Ltd.	12,775,094	108,442
Vanguard International Semiconductor Corp.	1,718,000	3,948
		168,954
Thailand 0.36%
Central Pattana PCL, foreign registered	3,959,400	9,876
Total Asia-Pacific		1,762,064
Latin America 12.08% Argentina 0.50%
Grupo Financiero Galicia SA, Class B	5	—[4]
Loma Negra Compania Industrial Argentina SA (ADR)[1]	639,779	13,640
		13,640
Brazil 6.80%
CCR SA, ordinary nominative	6,422,489	24,292
Centro de Imagem Diagnosticos SA	3,325,200	16,200
Cia. Energética de Minas Gerais - CEMIG, preferred nominative	7,431,500	19,249
Cia. Energética de Minas Gerais - CEMIG, preferred nominative receipts[1]	1,026,490	2,668
Cielo SA, ordinary nominative	730,600	4,574
Estre Ambiental Inc.[2,3]	739,920	7,022
Hypera SA, ordinary nominative	2,513,400	27,501
IRB Brasil Resseguros SA	531,500	6,732
Lojas Americanas SA, ordinary nominative	1,151,677	4,886
Lojas Americanas SA, preferred nominative	1,922,000	10,957
Nexa Resources SA	542,000	9,491
OdontoPrev SA, ordinary nominative	187,300	846
Omega Geracao SA	813,500	4,480
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[1]	626,100	8,853
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)[1]	668,600	8,685
Vale SA, ordinary nominative	1,492,853	19,067
Vale SA, ordinary nominative (ADR)	937,993	11,931
		187,434
Chile 1.26%
Enel Américas SA	9,065,191	2,115
Enel Américas SA (ADR)	848,691	9,862
Inversiones La Construcción SA	1,158,398	22,779
		34,756
Emerging Markets Growth Fund — Page 3 of 10

unaudited
Common stocks Latin America (continued) Mexico 2.43%	Shares	Value (000)
América Móvil, SAB de CV, Series L (ADR)	2,398,035	$45,778
Banco del Bajio, SA	3,212,000	6,872
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[1]	609,600	4,036
Controladora Vuela Compañía de Aviación, SAB de CV, ordinary participation certificates, Class A	677,200	545
Fibra Uno Administración, SA de CV REIT	1,123,934	1,691
Fomento Económico Mexicano, SAB de CV	363,200	3,311
Grupo Financiero Inbursa, SAB de CV	2,905,300	4,807
		67,040
Peru 1.09%
Credicorp Ltd.	131,528	29,862
Total Latin America		332,732
Eastern Europe and Middle East 7.63% Hungary 0.18%
Wizz Air Holdings PLC[1,2]	106,929	4,887
Kingdom of Saudi Arabia 1.01%
Al Rajhi Banking and Investment Corp., non-registered shares[2]	52,600	1,061
Savola Group Co.[1,2]	2,270,842	26,772
		27,833
Russian Federation 6.03%
Aeroflot - Russian Airlines PJSC	3,862,058	10,489
Alrosa PJSC	18,530,207	29,756
Baring Vostok Capital Fund IV Supplemental Fund, LP1,2,5,6,7,8	39,302,641	19,447
Baring Vostok Private Equity Fund IV, LP1,2,5,6,7,8	22,311,128	13,445
Detsky Mir PJSC	284,530	479
Globaltrans Investment PLC (GDR)[2]	65,601	778
MegaFon PJSC[2]	224,400	2,207
Moscow Exchange MICEX-RTS PJSC	8,581,547	17,525
New Century Capital Partners, LP1,2,5,6,8	5,247,900	306
Sberbank of Russia[2]	4,210,479	44,156
Sistema PJSFC	2,212,280	457
TCS Group Holding PLC[2,3]	565,300	12,419
Yandex NV, Class A1	372,635	14,700
		166,164
Turkey 0.01%
Aktas Elektrik Ticaret AS1,2,5	4,273	—
Türkiye Petrol Rafinerileri AS	17,113	471
		471
United Arab Emirates 0.40%
DP World Ltd.[2]	485,755	10,944
Total Eastern Europe and Middle East		210,299
Africa 6.05% South Africa 6.05%
AngloGold Ashanti Ltd.[2]	42,120	399
Barclays Africa Group Ltd.[2]	1,188,676	19,084
Discovery Ltd.[2]	2,456,520	35,407
JSE Ltd.[2]	1,172,165	18,414
Emerging Markets Growth Fund — Page 4 of 10

unaudited
Common stocks Africa (continued) South Africa (continued)	Shares	Value (000)
Mr Price Group Ltd.[2]	198,684	$4,790
MTN Group Ltd.[2]	1,922,762	19,480
Naspers Ltd., Class N2	189,881	46,513
Shoprite Holdings Ltd.[2]	843,386	18,014
Telkom SA SOC Ltd.[1,2]	1,035,031	4,646
Total Africa		166,747
Other markets 5.66% Australia 0.11%
Newcrest Mining Ltd.[2]	30,752	462
Oil Search Ltd.[2]	472,462	2,610
		3,072
Denmark 1.38%
Carlsberg A/S, Class B2	317,121	37,883
France 0.03%
Edenred SA2	27,575	959
Italy 0.15%
Tenaris SA (ADR)	116,992	4,056
Netherlands 0.01%
International Hospital Corp. Holding NV, Class A1,2,5,8,9	609,873	403
Norway 0.12%
Borr Drilling Ltd.[2]	126,738	629
BW LPG Ltd.[2]	564,046	2,604
		3,233
United Kingdom 0.60%
British American Tobacco PLC[2]	16,900	980
PZ Cussons PLC[2]	1,378,820	4,419
Sedibelo Platinum Mines Ltd.[1,2,5]	17,665,800	11,145
		16,544
United States 3.26%
Capital International Private Equity Fund IV LP1,2,5,6,7,8,9	50,842,740	254
Ensco PLC, Class A	408,200	1,792
MercadoLibre, Inc.	169,812	60,520
Samsonite International SA2	5,958,600	27,245
		89,811
Total Other markets		155,961
Total common stocks (cost: $1,756,291,000)		2,627,803
Emerging Markets Growth Fund — Page 5 of 10

unaudited
Convertible stocks 0.29% Asia-Pacific 0.28% India 0.28%	Shares	Value (000)
Piramal Enterprises Ltd., convertible debenture, 7.80% 2019[2]	5,295	$7,704
Other markets 0.01% Netherlands 0.01%
International Hospital Corp. Holding NV, Series B, cumulative convertible preferred[1,2,5,8,9]	622,354	411
Total convertible stocks (cost: $12,278,000)		8,115
Convertible bonds 0.00% Asia-Pacific 0.00% China 0.00%	Principal amount (000)
Fu Ji Food and Catering Services Holdings Ltd. 0% convertible notes 2020[2,5,10]	CNY97,700	—[4]
Short-term securities 2.93%
Société Générale 1.62% due 4/2/2018[3]	$80,650	80,636
Total investment securities 98.60% (cost: $1,849,215,000)		2,716,554
Other assets less liabilities 1.40%		38,499
Net assets 100.00%		2,755,053
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. In addition, Capital International Private Equity Fund IV, LP is considered an affiliate since this issuer has the same investment adviser as the fund. Further details on these holdings and related transactions during the nine months ended March 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2018 (000)
Common stocks 0.02%
Eastern Europe and Middle East 0.00%
Russian Federation 0.00%
Baring Vostok Private Equity Fund III, LP6,11	24,981,597	—	24,981,597	—	$(4,946)	$(425)	$282	$—
Other markets 0.02%
Netherlands 0.01%
International Hospital Corp. Holding NV, Class A1,2,5,8	609,873	—	—	609,873	—	—	—	403
United States 0.01%
Capital International Private Equity Fund IV LP1,2,5,6,7,8	50,842,740	—	—	50,842,740	—	(31)	—	254
Total common stocks								657
Convertible stocks 0.01%
Other markets 0.01%
Netherlands 0.01%
International Hospital Corp. Holding NV, Series B, cumulative convertible preferred[1,2,5,8]	622,354	—	—	622,354	—	—	—	411
Total 0.03%					$(4,946)	$(456)	$282	$1,068

Emerging Markets Growth Fund — Page 6 of 10

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $1,565,383,000, which represented 56.82% of the net assets of the fund. This amount includes $1,480,024,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $111,529,000, which represented 4.05% of the net assets of the fund.
[4]	Amount less than one thousand.
[5]	Value determined using significant unobservable inputs.
[6]	Cost and market value do not include prior distributions to the fund from income or proceeds realized from securities held by the private equity fund. Therefore, the cost and market value may not be indicative of the private equity fund’s performance. For private equity funds structured as limited partnerships, shares are not applicable and therefore the fund’s interest in the partnership is reported.
[7]	Excludes an unfunded capital commitment representing an agreement which obligates the fund to meet capital calls in the future. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.
[8]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[9]	Represents an affiliated company as defined under the Investment Company Act of 1940. Capital International Private Equity Fund IV, LP is also considered an affiliate since this issuer has the same investment adviser as the fund.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Unaffiliated issuer at 3/31/2018.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Baring Vostok Capital Fund IV Supplemental Fund, LP	10/8/2007	$32,533	$19,447.71%
Baring Vostok Private Equity Fund IV, LP	4/25/2007	17,190	13,445.49
International Hospital Corp. Holding NV, Series B, cumulative convertible preferred	2/12/2007	3,504	411.01
International Hospital Corp. Holding NV, Class A	9/25/1997	8,011	403.01
New Century Capital Partners, LP	12/7/1995	—	306.01
Capital International Private Equity Fund IV LP	3/29/2005	7,098	254.01
Total private placement securities		$68,165	$34,266	1.24%
Valuation disclosures

Capital International, Inc. (“CIInc”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Emerging Markets Growth Fund — Page 7 of 10

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
Emerging Markets Growth Fund — Page 8 of 10

unaudited
participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2018 (dollars in thousands):
	Investment securities
	Level 1	Level 2[1]	Level 3	Total
Assets:
Common stocks:
Asia-Pacific	$593,579	$1,168,485	$—	$1,762,064
Latin America	325,710	7,022	—	332,732
Eastern Europe and Middle East	84,878	92,223	33,198	210,299
Africa	—	166,747	—	166,747
Other markets	66,368	77,791	11,802	155,961
Convertible stocks	—	7,704	411	8,115
Convertible bonds	—	—	—	—
Short-term securities	—	80,636	—	80,636
Total	$1,070,535	$1,600,608	$45,411	$2,716,554
[1]	Securities with a value of $1,301,982,000, which represented 47.26% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended
March 31, 2018 (dollars in thousands):
	Beginning value at 7/1/2017	Transfers into Level 3[2]	Purchases	Sales	Net realized (loss) gain[3]	Unrealized depreciation[3]	Transfers out of Level 3[2]	Ending value at 3/31/2018
Private equity funds	$55,464	$—	$—	$(14,080)	$(4,946)	$(3,105)	$—	$33,452
Other securities	44,342	—	—	(28,624)	4,175	(7,935)	—	11,958
Total	$99,806	$—	$—	$(42,704)	$(771)	$(11,040)	$—	$45,410
Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2018								$(2,889)
[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized loss and unrealized depreciation are included in the related amounts on investments in the statement of operations.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The fund owns an interest in multiple private equity funds, which are considered alternative investments and are classified as Level 3 investment securities. The private equity funds are fair valued using the net asset value based on the fund’s financial statements adjusted for known company or market events, updated market pricing for underlying securities, and/or fund transactions (i.e., drawdowns and distributions) and may include other unobservable inputs.
The other unobservable inputs used in the fair value measurements of the fund’s private equity investments are directional adjustments based on relevant market data (such as significant movement of a country-specific exchange-traded fund or index after the financial statement date of the private equity fund). Significant increases (decreases) of these inputs could result in significantly higher (lower) fair valuation. There were no other unobservable inputs as of March 31, 2018.
Emerging Markets Growth Fund — Page 9 of 10

unaudited
The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities
(dollars in thousands):
	Investment strategy	Fair Value	Unfunded commitment*	Remaining life†	Redemption terms	Unobservable input	Range
Private equity funds	Primarily private sector equity investments (i.e., expansion capital, buyouts) in emerging markets	$33,452	$5,483	= 0 to 2 years	Redemptions are not permitted. These funds distribute proceeds from the liquidation of underlying assets of the funds.	Market index adjustment	0 to 15%
*	Unfunded capital commitments represent agreements which obligate the fund to meet capital calls in the future. Payment would be made when a capital call is requested. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing of such capital calls cannot readily be determined.
†	Represents the remaining life of the fund term or the estimated period of liquidation.

Key to abbreviations
ADR = American Depositary Receipts
CNY = Chinese yuan renminbi
GDR = Global Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-015-0518O-S68465	Emerging Markets Growth Fund — Page 10 of 10

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMERGING MARKETS GROWTH FUND, INC.

By /s/ Victor D. Kohn
Victor D. Kohn, President and Principal Executive Officer

Date: August 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Victor D. Kohn
Victor D. Kohn, President and Principal Executive Officer

Date: August 7, 2018

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: August 7, 2018